Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risks Management [Abstract]
Schedule of Sensitivity of Profit or Loss to Changes in Exchange Rates

The sensitivity of profit or loss to changes in the exchange rates in the reported periods are as follows:

EUR positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2019	+5%	1,248	1,248
	-5%	(1,248)	(1,248)
2018	+5%	770	770
	-5%	(770)	(770)
GBP positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2019	+5%	139	139
	-5%	(139)	(139)
2018	+5%	110	110
	-5%	(110)	(110)
CHF positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2019	+5%	884	884
	-5%	(884)	(884)
2018	+5%	607	607
	-5%	(607)	(607)

Schedule of Sensitivity to Changes in Market Interest Rates

The below table shows sensitivity to changes in market interest rates for the Group’s debt instruments.

	Impact on loss before taxes
in USD ‘000	2019	2018
Interest rates - increase by 100 basis points	(47)	—
Interest rates - decrease by 100 basis points	—	—

Schedule of Reconciliation of Net Debt Position

A reconciliation of the net debt position is shown in the table below.

(in USD ’000)	Borrowings	Lease liabilities	Total liabilities from financing activities	Cash and cash equivalents	Total
Net debt as at January 1, 2018	—	—	—	110,841	110,841
Cash flows	—	—	—	27,440	27,440
Foreign exchange adjustments	—	—	—	359	359
Net debt as at December 31, 2018	—	—	—	138,640	138,640
Recognized on adoption of IFRS 16	—	(2,707)	(2,707)	—	(2,707)
	—	(2,707)	(2,707)	138,640	135,933
Cash flows	(24,736)	690	(24,047)	(69,030)	(93,077)
Interest expense	(368)	(119)	(486)	—	(486)
Foreign exchange adjustments	—	(23)	(23)	(240)	(263)
Net debt as at December 31, 2019	(25,104)	(2,159)	(27,263)	69,370	42,107

Summary of Maturity Profile of Financial Liabilities

In addition, the maturity profile of the Group’s financial liabilities is presented in the table below.

(in USD ’000)	Carrying amount	Total undiscounted cash flows	up to 1 year	1 to 5 years	Maturities more than 5 years
Trade and other payables	(7,873)	(7,873)	(7,873)	—	—
Borrowings	(25,104)	(34,852)	(2,206)	(32,646)	—
Lease liabilities	(2,159)	(2,336)	(709)	(1,627)	—
Total as at December 31, 2019	(35,136)	(45,061)	(10,788)	(34,273)	—